OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS
5.   OTHER FINANCIAL ITEMS
Other financial items in 2010 consist of consent solicitation fees and related legal expenses of $255,000 and $125,000, respectively. In 2011, legal fees in relation to the consent solicitation were incurred.